Business Acquisition	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Business Acquisition

2. Business Acquisition

On June 30, 2022, the Company entered into and closed a Stock Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company acquired all of the outstanding shares of common stock of Technology Assessment and Transfer, Inc. (TA&T), a corporation organized under the Laws of the State of Maryland. As a result, TA&T is a wholly owned subsidiary of the Company.

The Purchase Agreement sets forth approximately $760,000, including accrued interest, in loan obligations that the Company agreed to assume in connection with the purchase. Further, the Purchase Agreement provides for potential earnout payments to the sellers on the achievement of certain pre-determined gross revenue targets by TA&T for calendar years 2022 and 2023. Earnouts, if any, will be expensed as incurred , as management does not expect the earnouts to be achieved.

The following table summarizes the purchase price allocation (in thousands):

June 30, 2022
Assets
Current assets
Cash and cash equivalents	$303
Accounts and other receivables, net of allowance	193
Prepaid expenses and other receivables, net of allowance	14
Total current assets	510

Property and equipment, net	599
Operating lease right of use asset	521
Other long-term assets	7
Total assets	1,637

Liabilities and net assets acquired
Current liabilities
Accounts payable	105
Accrued liabilities	241
Current portion of debt	6
Current portion of related party debt	242
Current portion of operating lease liability	179
Total current liabilities	773

Debt, net of current portion	393
Related party debt, net of current portion	107
Operating lease liability, net of current portion	342
Total liabilities	1,615

Net assets acquired	$22

The following proforma unaudited revenue and net loss are presented as if the acquisition had been included in the consolidated results of the Company for the nine months ended September 30, 2022 (in thousands).

Nine Months Ended September 30, 2022
Revenue	$1,385
Net loss	$(8,097)

No amounts are included in the condensed consolidated statement of operations relating to TA&T for the six months ended June 30, 2022, as the transaction was closed the end of day June 30, 2022. TA&T’s operations are included in the Company’s condensed consolidated statement of operations beginning July 1, 2022.